SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Selling, general and administrative expense [abstract]
Network and IT costs	$ 1,176	$ 1,185		$ 1,043
Personnel costs	889	927		775
Customer associated costs	867	893		822
Losses on receivables	62	59		58
Taxes, other than income taxes	217	219		244
Other	486	465		726
Total selling, general and administrative expenses	$ 3,697	3,748	[1]	$ 3,668	[1]
Reduction in selling, general and administrative expense		$ 106

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).